Commitments (Details) (USD $)	0 Months Ended				1 Months Ended			0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended
	May 15, 2010 Atlanta Marketing Consultant [Member]	May 15, 2010 Atlanta Marketing Consultant [Member] Agreement condition 1 [Member]	May 15, 2010 Atlanta Marketing Consultant [Member] Agreement condition 2 [Member]	May 15, 2010 Atlanta Marketing Consultant [Member] Agreement condition 3 [Member]	Nov. 19, 2012 Troy Spencer [Member] Agreement condition 1 [Member]	Nov. 19, 2012 Troy Spencer [Member] Agreement condition 2 [Member]	Nov. 19, 2012 Troy Spencer [Member] Agreement condition 3 [Member]	Mar. 02, 2013 Earl H. Roberts Limited [Member]	May 30, 2013 Trialon Corporation [Member]	May 15, 2010 Minimum [Member] Atlanta Marketing Consultant [Member]	Nov. 19, 2012 Minimum [Member] Troy Spencer [Member]	May 15, 2010 Maximum [Member] Atlanta Marketing Consultant [Member]	Nov. 19, 2012 Maximum [Member] Troy Spencer [Member]
Other Commitments [Line Items]
Percentage of commission received on business	5.00%							10.00%
Percentage of consulting fee on capital received								2.00%		3.00%	3.00%	5.00%	10.00%
Commitments description		If the amount of capital raised by the Company is $750,000 or below, Atlanta will receive a 5% consulting fee.	If the amount of capital raised is over $750,000 but below $1,500,000, Atlanta will receive in a consulting fee of 4% of monies raised.	Any amount of capital raised by the Company exceeding $1,500,000 will result in a consulting fee payment of 3%.	If the amount of capital raised by the Company is $750,000 or below, Spencer will receive a 10% consulting fee.	If the amount of capital raised is over $750,000 but below $1,500,000, Spencer will receive a consulting fee of 4% of monies raised.	Any amount of capital raised by the Company exceeding $1,500,000 will result in a consulting fee payment of 3%.
Agreement Term	The agreement shall not terminate as long as the Company is receiving income or equity positions from parties brought to the Company as a result of Atlanta's efforts for a period ending 5 years from the first transaction.								Rent consideration for January 1, 2014 to June 30, 2014 will be payable on January 1, 2014.
Monthly lease rent									$ 5,075
Security deposit									$ 30,450